TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details 2) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance For impairment of accounts receivable	€ 34	€ 101	€ 101	€ 30	€ 53
Allowance For impairment of accounts receivable Additions	68			71
Allowance For impairment of accounts receivable		(95)	(67)		(23)
Allowance For impairment of accounts receivable	€ 102	€ 6	€ 34	€ 101	€ 30